Property Plant And Equipment (Tables)	12 Months Ended
Dec. 31, 2017
PROPERTY, PLANT AND EQUIPMENT.
Disclosure of changes in property, plant and equipment

($ millions)	Oil and Gas Properties	Plant and Equipment	Total

Cost

At December 31, 2015	32 635	61 077	93 712

Additions	1 428	5 142	6 570

Transfers from exploration and evaluation	65	—	65

Acquisitions (notes 7 and 8)	1 678	9 128	10 806

Changes in decommissioning and restoration	(68)	21	(47)

Disposals and derecognition	(166)	(803)	(969)

Foreign exchange adjustments	(1 431)	(121)	(1 552)

Reclassified to assets held for sale (notes 36 and 37)	—	(907)	(907)

At December 31, 2016	34 141	73 537	107 678

Additions	1 235	5 875	7 110

Acquisitions (note 35)	25	310	335

Changes in decommissioning and restoration	821	22	843

Disposals and derecognition	—	(884)	(884)

Foreign exchange adjustments	(13)	(256)	(269)

Reclassified from assets held for sale (note 37)	—	35	35

At December 31, 2017	36 209	78 639	114 848

Accumulated provision

At December 31, 2015	(14 442)	(18 119)	(32 561)

Depreciation and depletion	(2 598)	(3 133)	(5 731)

Disposals and derecognition	—	645	645

Foreign exchange adjustments	978	55	1 033

Reclassified to assets held for sale (notes 36 and 37)	—	195	195

At December 31, 2016	(16 062)	(20 357)	(36 419)

Depreciation and depletion	(1 916)	(3 514)	(5 430)

Disposals and derecognition	—	368	368

Foreign exchange adjustments	3	126	129

Reclassified from assets held for sale (note 37)	—	(3)	(3)

At December 31, 2017	(17 975)	(23 380)	(41 355)

Net property, plant and equipment

December 31, 2016	18 079	53 180	71 259

December 31, 2017	18 234	55 259	73 493

	Dec 31, 2017			Dec 31, 2016

($ millions)	Cost	Accumulated Provision	Net Book Value	Cost	Accumulated Provision	Net Book Value

Oil Sands	79 625	(22 664)	56 961	73 882	(19 341)	54 541

Exploration and Production	21 007	(12 990)	8 017	20 058	(12 020)	8 038

Refining and Marketing	13 137	(4 906)	8 231	12 741	(4 363)	8 378

Corporate, Energy Trading and Eliminations	1 079	(795)	284	997	(695)	302

	114 848	(41 355)	73 493	107 678	(36 419)	71 259